UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	03-31-
2003

Institutional Investment Manager Filing this Report:

Name:	Verus Investment Management
Address:	22901 Millcreek Boulevard 6th Floor
		Highland Hills, OH  44122

Form 13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting
Manager:

Name:	Kristen Kilburg
Title:	Accounting Associate
Phone:	216-765-1722

Signature, Place, and Date of Signing:

 		Highland Hills, Ohio
	04-22-2003


Report Type:	13F HOLDINGS REPORT



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$247,845


List of Other Included Managers		NONE


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Verus
Investment
Managment









31-Mar-03



















NAME OF
TITL
E OF

 VALUE
SHRS OR
INVESTMEN
T
OTHER
VOTING
AUTHORIT
Y
ISSUER
CLAS
S
CUSIP
 (x
$1000)
PRN AMT
DISCRETIO
N
MANAGER
S
SOLE
SHARE
D
NONE
Activision
Inc
com
00493020
2
 $
5,154
356708
SH
sole

356708


Agnico Eagle
Mines Ltd
com
00847410
8
 $
10,245
781500
SH
sole

781500


Altera Corp
com
02144110
0
 $
432
31869
SH
sole

31869


Amerada Hess
Corp.
com
02355110
4
 $
8,693
196400
SH
sole

196400


American
Italian
Pasta
com
02707010
1
 $
7,452
172300
SH
sole

172300


Apple
Computer
com
03783310
0
 $
17,918
1267173
SH
sole

1267173


Atwood
Oceanics
com
05009510
8
 $
1,222
48400
SH
sole

48400


Banta Corp.
com
06682110
9
 $
1,176
39900
SH
sole

39900


Barrick Gold
Corp
com
06790110
8
 $
13,458
864900
SH
sole

864900


Be Aerospace
com
07330210
1
 $
381
200394
SH
sole

200394


Borders
Group
com
09970910
7
 $
1,698
115500
SH
sole

115500


BP PLC-
SPons Adr
com
05562210
4
 $
1,513
39200
SH
sole

39200


Campbell
Soup Co.
com
13442910
9
 $
1,674
79700
SH
sole

79700


Certegy Inc
com
15688010
6
 $
1,026
40700
SH
sole

40700


ChevronTexac
o
com
16676410
0
 $
3,575
55300
SH
sole

55300


Cincinnati
Financial
com
17206210
1
 $
7,882
224740
SH
sole

224740


Conagra
Foods
com
20588710
2
 $
5,889
293300
SH
sole

293300


CSG Systems
Int'l
com
12634910
9
 $
2,870
330987
SH
sole

330987


Diamond
Offshr
Drillng
com
25271C10
2
 $
12,407
639200
SH
sole

639200


Expressjet
Holdings Inc
com
30218U10
8
 $
800
97600
SH
sole

97600


Glamis Gold
Ltd
com
37677510
2
 $
2,258
218400
SH
sole

218400


GlobalSantaF
e Corp
com
G3930E10
1
 $
16,024
776000
SH
sole

776000


Goldcorp Inc
com
38095640
9
 $
6,022
567600
SH
sole

567600


Humana Inc
com
44485910
2
 $
480
50000
SH
sole

50000


Iomega Corp
com
46203030
5
 $
3,271
294700
SH
sole

294700


Kimberly
Clark Corp
com
49436810
3
 $
14,688
323100
SH
sole

323100


Marvel
Enterprises
com
57383M10
8
 $
770
55700
SH
sole

55700


Newmont
Mining Corp
com
65163910
6
 $
15,023
574500
SH
sole

574500


Newport Corp
com
65182410
4
 $
2,191
185537
SH
sole

185537


Novartis AG-
ADR
com
66987V10
9
 $
4,747
128100
SH
sole

128100


Ohio
Casualty
Corp
com
67724010
3
 $
2,192
169673
SH
sole

169673


Papa Johns
Intl Inc
com
69881310
2
 $
3,947
157674
SH
sole

157674


Paxar Corp
com
70422710
7
 $
1,333
116400
SH
sole

116400


Penn Treaty
American
com
70787410
3
 $
237
141100
SH
sole

141100


Petroquest
Energy
com
71674810
8
 $
526
348496
SH
sole

348496


Placer Dome
Inc
com
72590610
1
 $
12,926
1319000
SH
sole

1319000


Racing
Champions
com
75006910
6
 $
1,125
73300
SH
sole

73300


Rehabcare
Group Inc
com
75914810
9
 $
468
26200
SH
sole

26200


S1
Corporation
com
78463B10
1
 $
1,148
224200
SH
sole

224200


Sapient Corp
com
80306210
8
 $
746
487800
SH
sole

487800


Schlumberger
LTD
com
80685710
8
 $
3,478
91500
SH
sole

91500


Scientific
Atlanta Inc
com
80865510
4
 $
589
42900
SH
sole

42900


Seebeyond
Technologies
com
81570410
1
 $
404
200000
SH
sole

200000


Serologicals
Corp
com
81752310
3
 $
773
90900
SH
sole

90900


Spinnaker
Exploration
com
84855W10
9
 $
1,225
63100
SH
sole

63100


Steel
Dynamics Inc
com
85811910
0
 $
5,008
427680
SH
sole

427680


Stewart
Enterprises
com
86037010
5
 $
564
209000
SH
sole

209000


Sybase Inc
com
87113010
0
 $
966
74600
SH
sole

74600


Teledyne
Technologies
com
87936010
5
 $
808
63800
SH
sole

63800


Transocean
Inc
com
G9007810
9
 $
18,918
925100
SH
sole

925100


Tupperware
Corp
com
89989610
4
 $
916
66300
SH
sole

66300


UIL Holdings
Corp
com
90274810
2
 $
996
28700
SH
sole

28700


Unocal
com
91528910
2
 $
14,026
533100
SH
sole

533100


USEC Inc
com
90333E10
8
 $
914
166100
SH
sole

166100


Vintage
Petroleum
com
92746010
5
 $
997
104900
SH
sole

104900


Winn-Dixie
Stores
com
97428010
9
 $
1,676
126800
SH
sole

126800





 $
247,84
5





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